SUBSEQUENT EVENTS (Details Narrative) - USD ($)				3 Months Ended	4 Months Ended
	Sep. 26, 2023	Sep. 24, 2023	Mar. 22, 2023	Jun. 05, 2023	Sep. 26, 2023	May 31, 2023	Mar. 19, 2023	Feb. 28, 2023	Feb. 28, 2022
Subsequent Event [Line Items]
Common stock, shares authorized						7,225,000,000		7,225,000,000	7,225,000,000
Subsequent Event [Member] | Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued				280,929,190	1,024,541,267
Gross proceeds				$ 1,400,194	$ 5,350,019
Issuance costs				81,285	185,241
Cash proceeds				$ 1,318,909	$ 5,164,778
Common stock, shares authorized							1,225,000,000
Subsequent Event [Member] | Placement Agent Agreement [Member]
Subsequent Event [Line Items]
Subsequent Event, Description	(a) upon consummation of the closing of a financing on our behalf, a finder’s fee in cash equal to 8% of the gross proceeds of an equity/convertible security (4% of for Equity Lines of Credit) and/or cash equal to 3% of the gross proceeds of a non-convertible debt transaction; (b) pay Darbie non-callable warrants equal to 8% warrant coverage of the amount raised (0% warrant coverage for Equity Lines of Credit. In conjunction with (b), the warrants will entitle the holder to purchase our securities at a purchase price equal to 120% of the introduced party’s exercise price of the transaction or the public market closing price of our common stock on the date of the transaction, whichever is lower	(a) upon consummation of the closing of a financing on our behalf, a finder’s fee in cash equal to 8% of the gross proceeds of an equity/convertible security (4% of for Equity Lines of Credit) and/or cash equal to 3% of the gross proceeds of a non-convertible debt transaction; (b) pay Darbie non-callable warrants equal to 8% warrant coverage of the amount raised (0% warrant coverage for Equity Lines of Credit. In conjunction with (b), the warrants will entitle the holder to purchase our securities at a purchase price equal to 120% of the introduced party’s exercise price of the transaction or the public market closing price of our common stock on the date of the transaction, whichever is lower
Subsequent Event [Member] | Equity Financing Agreement [Member]
Subsequent Event [Line Items]
Equity security description			Closing Price for the Common Stock during the three (3) trading days preceding a purchase is equal to or greater than one cent ($.01) per share, the applicable purchase price shall equal eighty five percent (85%) of the lowest trade price in the 9 day preceding period
Subsequent Event [Member] | Equity Financing Agreement [Member] | Lowest Volume Weighted Average Price [Member]
Subsequent Event [Line Items]
Purchase price, percentage			90.00%
Share price			$ 4.50
Subsequent Event [Member] | Equity Financing Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Investments			$ 30,000,000
Purchase price, percentage			80.00%